Expense Example - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - Fidelity Risk Parity Fund	Apr. 01, 2025 USD ($)
Fidelity Advisor Risk Parity Fund - Class M
Expense Example:
1 year	$ 471
3 years	734
5 years	1,018
10 years	1,826
Fidelity Advisor Risk Parity Fund - Class C
Expense Example:
1 year	276
3 years	552
5 years	954
10 years	1,882
Fidelity Advisor Risk Parity Fund - Class I
Expense Example:
1 year	75
3 years	241
5 years	423
10 years	949
Fidelity Advisor Risk Parity Fund - Class Z
Expense Example:
1 year	69
3 years	225
5 years	395
10 years	889
Fidelity Advisor Risk Parity Fund - Class A
Expense Example:
1 year	669
3 years	876
5 years	1,101
10 years	$ 1,746